Restatement of Previously Issued Financial Statements - Schedule of impact on balance sheet and income statement (Parentheticals) (Q3) (Details) - $ / shares	Jun. 30, 2021	Mar. 31, 2021
As Previously Reported [Member] | Class A Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
As Previously Reported [Member] | Class B Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	0.0001	0.0001
Adjustment [Member] | Class A Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	0.0001	0.0001
Adjustment [Member] | Class B Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	0.0001	0.0001
As Restated [Member] | Class A Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	0.0001	0.0001
As Restated [Member] | Class B Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001